Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of related party transactions

	Balances at December 31, 2021				Balances at December 31, 2020
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable		4,894	7,346	12,240		6,354	14,509	20,863
Inventories		9,927		9,927		35,998		35,998
Dividends and interest on capital							165	165
Other
Other receivabels		287		287

Non-current
Related parties
Other receivabels		38,987		38,987
Total assets		54,095	7,346	61,441		42,352	14,674	57,026

Liabilities
Current
Trade payables	103,259	134,063	11,113	248,435	33,100	601,203	9,641	643,944
Other payables		296,984	345	297,329		478	119	597

Non-current
Loan to non-controlling shareholders of Braskem Idesa			3,646,538	3,646,538			3,222,493	3,222,493
Total liabilities	103,259	431,047	3,657,996	4,192,302	33,100	601,681	3,232,253	3,867,034

	Year ended December 31, 2021				Year ended December 31, 2020				Year ended December 31, 2019
	Novonor and				Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products		171,665	540,855	712,520		182,521	326,825	509,346		665,417	588,785	1,254,202
Purchases of raw materials, finished goods
services and utilities	(306,426)	(19,833,063)	(6,953)	(20,146,442)	(133,127)	(14,566,840)	(20,350)	(14,720,317)	(293,501)	(12,584,453)	(10,738)	(12,888,692)
Financial income (expenses), net	(141)	(11,758)	(245,819)	(257,718)	(452)	(3,810)	(818)	(5,080)	(96)	(5)	(10,967)	(11,068)
General and administrative expenses
Post-employment benefits plan ("EPE")
Private pension ("Vexty")			(67,273)	(67,273)			(46,738)	(46,738)			(50,889)	(50,889)
Other expenses		(217,497)		(217,497)					(34,873)			(34,873)

Schedule of key management personnel

The expenses related to the remuneration of key management personnel, including the Board of Directors, the Chief Executive Officer, and vice-presidents, recorded in the profit or loss for the year, are shown as follows:

Statement of profit or loss transactions	2021	2020	2019
Remuneration
Short-term benefits	119,734	74,943	70,366
Post-employment benefit	2,121	961	1,104
Long term incentive plan	14,394	7,456	14,724
Total	136,249	83,360	86,194